Non-controlling Interests	12 Months Ended
Dec. 31, 2023
Non-controlling Interests
Non-controlling Interests

Note 16 - Non-controlling Interests

A reconciliation of non-controlling interest as of December 31, 2023 and 2022 is as follows:

	December 31,	December 31,
	2023	2022
Beginning Balance	$(2,148,964)	$(1,724,627)
Proportionate shares of net loss	(565,301)	(434,873)
Foreign currency translation adjustment	1,513	10,536
Total	$(2,712,752)	$(2,148,964)

As of December 31, 2023 and 2022, the non-controlling interests balances represented the noncontrolling shareholder’s 30% equity interests in Shangchi Automobile (formerly known as Suzhou E-Motors) and its subsidiary Shenzhen Yimao.